Party-in-Interest Transactions (Details Narrative) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Employee benefit plan, party-in-interest transactions purchased or received	$ 5,406,000
Employee benefit plan, party-in-interest transactions sold or distributed	$ 8,861,000